Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets:
Property and equipment, net	$ 3,627,148	$ 3,720,807
Right-of-use asset, net	451,791	322,332
Intangible assets, net	8,313	9,325
Other financial assets	71,561	393,019
Deferred offering costs		449,110
Amount due from related parties, net of current portion	316,410	432,017
Total non-current assets	4,475,223	5,326,610
Current assets:
Trade and other receivables	5,028,742	3,825,146
Amount due from related parties	134,925	121,167
Cash and cash equivalents	1,629,018	1,000,284
Total current assets	6,792,685	4,946,597
Total assets	11,267,908	10,273,207
Equity
Share capital	270	209
Additional paid in capital	99,606,785
Merger reserves	2,336,848	2,336,848
Other reserves	117,490	83,085,159
Accumulated Deficit	(98,474,450)	(83,313,648)
Equity attributable to equity holders of the parent company	3,586,943	2,108,568
Non-controlling interests	112,611	151,629
Total equity	3,699,554	2,260,197
Non-current liabilities:
Lease liabilities, net of current portion	200,367	170,724
Debt - due after one year	1,923,795	2,906,113
Deferred tax liabilities	136,053	182,096
Other financial liabilities		173,551
Total non-current liabilities	2,260,215	3,432,484
Current liabilities:
Trade and other payables	1,925,425	1,091,188
Amount due to related parties	207,551	216,940
Tax payable	186,901	60,282
Lease liabilities	101,624	89,438
Debt - due within one year	2,886,638	3,122,678
Total current liabilities	5,308,139	4,580,526
Total liabilities	7,568,354	8,013,010
Total equity and liabilities	$ 11,267,908	$ 10,273,207